Share-based Compensation (Details) (Predecessor, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended							6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2009 Tranche A-1	Sep. 30, 2009 Tranche A-2	Sep. 30, 2009 Tranche A-3	Sep. 30, 2009 Tranche A-4	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2012 Class B management interests	Dec. 31, 2012 Class B management interests Tranche B-1	Dec. 31, 2012 Class B management interests Tranche B-2	Dec. 31, 2012 Class B management interests Tranche B-3	Dec. 31, 2012 Class B management interests Tranche B-4	Jul. 12, 2011 Class A profit interests	Dec. 31, 2011 Class A profit interests	Jul. 12, 2011 Class A profit interests OAC Merger	Dec. 31, 2012 Class A profit interests Tranche A	Jul. 31, 2010 Class A profit interests Tranche A-1 item	Jul. 12, 2011 Class A profit interests Tranche A-1a	Dec. 31, 2011 Class A profit interests Tranche A-1a	Jul. 12, 2011 Class A profit interests Tranche A-1a OAC Merger	Dec. 31, 2011 Class A profit interests Tranche A-1b	Jul. 12, 2011 Class A profit interests Tranche A-1b OAC Merger	Jul. 12, 2011 Class A profit interests Tranche A-2	Dec. 31, 2011 Class A profit interests Tranche A-2	Jul. 12, 2011 Class A profit interests Tranche A-2 OAC Merger	Jul. 12, 2011 Class A profit interests Tranche A-3	Dec. 31, 2011 Class A profit interests Tranche A-3	Jul. 12, 2011 Class A profit interests Tranche A-3 OAC Merger	Jul. 12, 2011 Class A profit interests Tranche A-4	Dec. 31, 2011 Class A profit interests Tranche A-4	Jul. 12, 2011 Class A profit interests Tranche A-4 OAC Merger	Dec. 31, 2011 Restricted common interests	Dec. 31, 2012 Restricted common interests	Jul. 12, 2011 Restricted common interests OAC Merger	Jul. 12, 2011 Restricted common interests Tranche A-1a OAC Merger	Jul. 12, 2011 Restricted common interests Tranche A-1b OAC Merger	Jul. 12, 2011 Restricted common interests Tranche A-2 OAC Merger
Share-based compensation
Stock options outstanding (in shares)							585,754
Shares issued							2,741,520										0
Vesting period							5 years																											5 years
Share-based compensation expense	$ 1,832	$ 1,266					$ 561	$ 561
Summary of the Class B management interests and Class A profit interests granted, forfeited, and outstanding
Outstanding at the beginning of the period (in shares)														3,099,150.00	3,099,150.00	3,025,150.00			772,900.00	772,900.00	746,900.00	171,750.00	171,750.00	730,500.00	730,500.00	700,500.00	714,500.00	714,500.00	710,500.00	709,500.00	709,500.00	695,500.00		10,460.55	10,529.31	6,889.99	1,584.36	2,054.96
Granted during period (in shares)									2,780,255	944,225	696,075	594,955	545,000	30,000													20,000			10,000
Forfeited during period (in shares)									(244,880.00)	(60,880.00)	(67,000.00)	(67,000.00)	(50,000.00)	(104,000.00)					(26,000.00)					(30,000.00)			(24,000.00)			(24,000.00)			(68.76)	(769.23)
Converted to Restricted Common Interests (in shares)															(3,025,150)					(746,900)		(171,750)			(700,500)			(710,500)			(695,500)
Outstanding at the end of the period (in shares)									2,535,375.00	883,345.00	629,075.00	527,955.00	495,000.00			3,025,150.00					746,900.00		171,750.00			700,500.00			710,500.00			695,500.00	10,460.55	9,477.49	10,529.31	6,889.99	1,584.36	2,054.96
Shares authorized			1,000,000	1,000,000	1,000,000	1,000,000
Number of sub-tranches																		2
Conversion of management shares to common interests
Outstanding at the end of the period (in shares)									2,535,375.00	883,345.00	629,075.00	527,955.00	495,000.00			3,025,150.00					746,900.00		171,750.00			700,500.00			710,500.00			695,500.00	10,460.55	9,477.49	10,529.31	6,889.99	1,584.36	2,054.96
Derived Conversion Factor																					10840.363%		10840.363%			34088.253%
Shares redeemed																																		213.83
Share-based compensation expense expected to recognize																																		$ 4,443